Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 42-1623692 006 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Level 1	Level 2	Level 3	Total
Douglas Dynamics, Inc. common stock	$2,582,262	$-	$-	$2,582,262
Mutual funds	41,376,580	-	-	41,376,580
Common collective trusts	-	123,887,309	-	123,887,309
Total assets at fair value	$43,958,842	$123,887,309	$-	$167,846,151
	Level 1	Level 2	Level 3	Total
Douglas Dynamics, Inc. common stock	$1,882,345	$-	$-	$1,882,345
Mutual funds	36,989,105	-	-	36,989,105
Common collective trusts	-	111,407,826	-	111,407,826
Total assets at fair value	$38,871,450	$111,407,826	$-	$150,279,276